Loans, Impaired Loans, and Allowance for Credit Losses	12 Months Ended
Oct. 31, 2024
Disclosure of Financial Instruments [Abstract]
Loans, Impaired Loans, and Allowance for Credit Losses
NOTE 8: LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES
(a)

LOANS AND ACCEPTANCES
The following table provides details regarding

the Bank’s loans and acceptances as at October

31, 2024

and October 31, 2023.
Loans and Acceptances
(millions of Canadian dollars) As at October 31
2024 2023
Residential mortgages $ 331,649 $ 320,341
Consumer instalment and other personal 228,382 217,554
Credit card 40,639 38,660
Business and government 356,973 326,528

957,643 903,083
Customers’ liability under acceptances – 17,569
Loans at FVOCI (Note 5) 230 421
Total loans

and acceptances
957,873 921,073
Total allowance for loan losses 8,094 7,136
Total loans and acceptances, net of allowance $ 949,779 $ 913,937
Business and government loans (including

loans at FVOCI) and customers’ liability

under acceptances are grouped together

as reflected below for presentation in
the “Loans and Acceptances by Risk Rating”

table.
Loans and Acceptances – Business and

Government
(millions of Canadian dollars) As at October 31
2024 2023
Loans at amortized cost $ 356,973 $ 326,528
Customers’ liability under acceptances – 17,569
Loans at FVOCI (Note 5) 230 421
Loans and acceptances
357,203 344,518
Allowance for loan losses
3,583 2,990
Loans and acceptances, net of allowance
$ 353,620 $ 341,528
(b)

CREDIT QUALITY OF LOANS
In the retail portfolio, including individuals and

small businesses, the Bank manages exposures

on a pooled basis, using predictive credit

scoring techniques. For
non-retail exposures, each borrower is assigned

a BRR that reflects the PD of the borrower

using proprietary industry and sector

specific risk models and expert
judgment. Refer to the shaded areas of the “Managing

Risk”

section of the 2024 MD&A for further details,

including the mapping of PD ranges

to risk levels for
retail exposures as well as the Bank’s 21-point

BRR scale to risk levels and external

ratings for non-retail exposures.
The following tables provide the gross carrying

amounts of loans, acceptances, and credit

risk exposures on loan commitments and

financial guarantee contracts
by internal risk rating for credit risk management

purposes,

presenting separately those that are

subject to Stage 1, Stage 2, and Stage 3

allowances.
Loans and Acceptances by Risk Rating

(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential mortgages
1,2,3
Low Risk $ 238,101 $ 655 $ n/a $ 238,756 $ 225,596 $ 46 $ n/a $ 225,642
Normal Risk 65,318 13,620 n/a 78,938 70,423 11,324 n/a 81,747
Medium Risk 370 9,614 n/a 9,984 110 9,581 n/a 9,691
High Risk 5 3,201 347 3,553 10 2,573 325 2,908
Default n/a n/a 418 418 n/a n/a 353 353
Total loans 303,794 27,090 765 331,649 296,139 23,524 678 320,341
Allowance for loan losses 116 189 60 365 154 192 57 403
Loans, net of allowance 303,678 26,901 705 331,284 295,985 23,332 621 319,938
Consumer instalment and other personal
4

Low Risk 101,171 2,624 n/a 103,795 100,102 2,278 n/a 102,380
Normal Risk 66,105 12,054 n/a 78,159 60,613 13,410 n/a 74,023
Medium Risk 27,188 6,352 n/a 33,540 24,705 5,816 n/a 30,521
High Risk 4,017 7,881 412 12,310 4,122 5,700 323 10,145
Default n/a n/a 578 578 n/a n/a 485 485
Total loans 198,481 28,911 990 228,382 189,542 27,204 808 217,554
Allowance for loan losses 667 1,120 262 2,049 653 959 197 1,809
Loans, net of allowance 197,814 27,791 728 226,333 188,889 26,245 611 215,745
Credit card

Low Risk 6,902 16 n/a 6,918 6,499 12 n/a 6,511
Normal Risk 11,714 188 n/a 11,902 11,171 134 n/a 11,305
Medium Risk 12,908 1,122 n/a 14,030 12,311 1,163 n/a 13,474
High Risk 2,832 4,382 437 7,651 2,567 4,289 401 7,257
Default n/a n/a 138 138 n/a n/a 113 113
Total loans 34,356 5,708 575 40,639 32,548 5,598 514 38,660
Allowance for loan losses 704 1,015 378 2,097 709 913 312 1,934
Loans, net of allowance 33,652 4,693 197 38,542 31,839 4,685 202 36,726
Business and government 1,2,3,5

Investment grade or Low/Normal Risk 158,425 102 n/a 158,527 159,477 101 n/a 159,578
Non-investment grade or Medium Risk 166,892 11,851 n/a 178,743 161,651 10,278 n/a 171,929
Watch and classified or High Risk 704 16,610 89 17,403 604 11,017 75 11,696
Default n/a n/a 2,530 2,530 n/a n/a 1,315 1,315
Total loans and acceptances 326,021 28,563 2,619 357,203 321,732 21,396 1,390 344,518
Allowance for loan losses 983 1,758 842 3,583 1,157 1,371 462 2,990
Loans and acceptances, net of allowance 325,038 26,805 1,777 353,620 320,575 20,025 928 341,528
Total loans and acceptances
6
862,652 90,272 4,949 957,873 839,961 77,722 3,390 921,073
Total allowance for loan losses 6 2,470 4,082 1,542 8,094 2,673 3,435 1,028 7,136
Total loans and acceptances,
net of allowance 6 $ 860,182 $ 86,190 $ 3,407 $ 949,779 $ 837,288 $ 74,287 $ 2,362 $ 913,937
1 Includes impaired loans with a balance of $ 259

million (October 31, 2023 – $
271

million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.
2 Excludes trading loans and non-trading loans at FVTPL with a fair value of $ 24 billion (October 31, 2023 – $
17

billion) and $
3

billion (October 31, 2023 – $
3

billion), respectively.
3 Includes insured mortgages of $ 71

billion (October 31, 2023 – $
74

billion).
4 Includes Canadian government-insured real estate personal loans of $ 6 billion (October 31, 2023 – $
7

billion).
5 Includes loans guaranteed by government agencies of $ 24

billion (October 31, 2023 – $
26

billion), which are primarily reported in non-investment grade or a lower risk rating based on the borrowers’ credit risk.
6

Stage 3 includes ACI loans of
nil

(October 31, 2023 – $
91

million) and a related allowance for loan losses of
nil

(October 31, 2023 – $
6

million), which have been included in the “Default”
risk rating category as they were impaired at acquisition.
Loans and Acceptances by Risk Rating (Continued)

– Off-Balance Sheet Credit Instruments
1
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Retail Exposures 2

Low Risk $ 268,234 $ 1,365 $ n/a $ 269,599 $ 254,231 $ 1,093 $ n/a $ 255,324
Normal Risk 93,576 1,332 n/a 94,908 91,474 1,112 n/a 92,586
Medium Risk 18,562 1,247 n/a 19,809 19,774 1,079 n/a 20,853
High Risk 1,126 1,181 – 2,307 1,209 1,198 – 2,407
Default n/a n/a – – n/a n/a – –
Non-Retail Exposures 3
Investment grade
287,830 – n/a 287,830 264,029 – n/a 264,029
Non-investment grade 99,866 6,968 n/a 106,834 98,068 4,396 n/a 102,464
Watch and classified 328 5,418 – 5,746 218 4,158 – 4,376
Default n/a n/a 252 252 n/a n/a 107 107
Total off-balance sheet credit

instruments 769,522 17,511 252 787,285 729,003 13,036 107 742,146
Allowance for off-balance sheet credit
instruments 439 593 11 1,043 476 565 8 1,049
Total off-balance sheet credit
instruments, net of allowance $ 769,083 $ 16,918 $ 241 $ 786,242 $ 728,527 $ 12,471 $ 99 $ 741,097
1 Exclude mortgage commitments.
2

Includes
$ 384

billion (October 31, 2023 – $
369

billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3

Includes $
66

billion (October 31, 2023 – $
62

billion) of the undrawn component of uncommitted credit and liquidity facilities.
(c)

IMPAIRED LOANS
The following table presents information related

to the Bank’s impaired loans as at October 31, 2024

and October 31, 2023.
Impaired Loans 1
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
Related Average Related Average
Unpaid allowance gross Unpaid allowance gross
principal Carrying for credit impaired principal Carrying for credit impaired balance 2 value losses loans balance 2 value losses loans

Residential mortgages $ 827 $ 765 $ 60 $ 685 $ 665 $ 618 $ 57 $ 618
Consumer instalment and
other personal 1,045 990 262 894 849 795 197 735
Credit card 575 575 378 544 514 514 312 425
Business and government

2,812 2,619 842 1,875 1,473 1,372 456 1,034
Total $ 5,259 $ 4,949 $ 1,542 $ 3,998 $ 3,501 $ 3,299 $ 1,022 $ 2,812
1 Balances exclude ACI loans.
2 Represents contractual amount of principal owed.
(d)

ALLOWANCE FOR CREDIT LOSSES
The following table provides details on

the Bank’s allowance for credit losses as at and

for the years ended October 31, 2024

and October 31, 2023, including
allowance for off-balance sheet instruments in the

applicable categories.
Allowance for Credit Losses
(millions of Canadian dollars) Foreign Foreign

exchange,

exchange,

Balance at
Provision

Write-offs, disposals, Balance Balance at
Provision

Write-offs, disposals, Balance
beginning for credit net of and other at end of beginning for credit net of and other at end of of year losses recoveries adjustments year of year losses recoveries adjustments year

For the years ended
October 31, 2024 October 31, 2023
Residential mortgages $ 403 $ (34) $ (7) $ 3 $ 365 $ 323 $ 85 $ (7) $ 2 $ 403
Consumer instalment and other
personal 1,895 1,407 (1,173) 4 2,133 1,704 988 (806) 9 1,895
Credit card 2,577 1,676 (1,561) 7 2,699 2,352 1,327 (1,137) 35 2,577
Business and government 3,310 1,204 (536) (38) 3,940 2,984 533 (261) 54 3,310
Total allowance for loan losses,
including off-balance sheet
instruments 8,185 4,253 (3,277) (24) 9,137 7,363 2,933 (2,211) 100 8,185
Debt securities at amortized cost 2 1 – – 3 1 – – 1 2
Debt securities at FVOCI 2 (1) – – 1 2 – – – 2
Total allowance for credit
losses on debt securities 4 – – – 4 3 – – 1 4
Total allowance for credit losses $ 8,189 $ 4,253 $ (3,277) $ (24) $ 9,141 $ 7,366 $ 2,933 $ (2,211) $ 101 $ 8,189
Comprising:
Allowance for credit losses on
loans at amortized cost $ 7,136

$ 8,094 $ 6,432

$ 7,136
Allowance for credit losses on
loans at FVOCI – – – –
Allowance for loan losses 7,136 8,094 6,432 7,136
Allowance for off-balance sheet
instruments 1,049 1,043 931 1,049

Allowance for credit losses on

debt securities 4 4 3 4
(e)

ALLOWANCE FOR LOAN LOSSES BY STAGE
The following table provides details on

the Bank’s allowance for loan losses by stage

as at and for the years ended October 31,

2024

and October 31, 2023.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the years ended
October 31, 2024 October 31, 2023
Stage 1 Stage 2 Stage 3
1
Total Stage 1 Stage 2 Stage 3 1 Total
Residential Mortgages
Balance at beginning of period $ 154 $ 192 $ 57 $ 403 $ 127 $ 140 $ 56 $ 323
Provision for credit losses
Transfer to Stage 1 2 137 (133) (4) – 123 (120) (3) –
Transfer to Stage 2 (30) 52 (22) – (30) 47 (17) –
Transfer to Stage 3 – (32) 32 – (2) (23) 25 –
Net remeasurement due to transfers into stage 3 (30) 22 – (8) (23) 18 – (5)
New originations or purchases 4 32 n/a n/a 32 49 n/a n/a 49
Net repayments 5 (4) – – (4) (4) (3) – (7)
Derecognition of financial assets (excluding
disposals and write-offs) 6 (7) (27) (35) (69) (9) (23) (14) (46)
Changes to risk, parameters, and models 7 (135) 114 36 15 (78) 156 16 94
Disposals – – – – – – – –
Write-offs – – (8) (8) – – (10) (10)
Recoveries – – 1 1 – – 3 3
Foreign exchange and other adjustments (1) 1 3 3 1 – 1 2
Balance at end of period $ 116 $ 189 $ 60 $ 365 $ 154 $ 192 $ 57 $ 403
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 688 $ 1,010 $ 197 $ 1,895 $ 654 $ 896 $ 154 $ 1,704
Provision for credit losses
Transfer to Stage 1 2 607 (603) (4) – 594 (589) (5) –
Transfer to Stage 2 (246) 329 (83) – (207) 276 (69) –
Transfer to Stage 3 (11) (254) 265 – (9) (197) 206 –
Net remeasurement due to transfers into stage 3 (267) 300 9 42 (208) 223 9 24
New originations or purchases 4 359 n/a n/a 359 415 n/a n/a 415
Net repayments 5 (76) (95) (16) (187) (63) (81) (12) (156)
Derecognition of financial assets (excluding
disposals and write-offs) 6 (74) (104) (50) (228) (76) (97) (51) (224)
Changes to risk, parameters, and models 7 (286) 590 1,117 1,421 (416) 575 770 929
Disposals – – – – – – – –
Write-offs – – (1,496) (1,496) – – (1,104) (1,104)
Recoveries – – 323 323 – – 298 298
Foreign exchange and other adjustments 2 2 – 4 4 4 1 9
Balance, including off-balance sheet instruments,
at end of period 696 1,175 262 2,133 688 1,010 197 1,895
Less: Allowance for off-balance sheet instruments 8 29 55 – 84 35 51 – 86
Balance at end of period $ 667 $ 1,120 $ 262 $ 2,049 $ 653 $ 959 $ 197 $ 1,809
Credit Card
9
Balance, including off-balance sheet instruments,
at beginning of period $ 988 $ 1,277 $ 312 $ 2,577 $ 954 $ 1,191 $ 207 $ 2,352
Provision for credit losses
Transfer to Stage 1 2 1,087 (1,051) (36) – 1,134 (1,108) (26) –
Transfer to Stage 2 (323) 404 (81) – (317) 375 (58) –
Transfer to Stage 3 (21) (881) 902 – (19) (715) 734 –
Net remeasurement due to transfers into stage 3 (476) 477 25 26 (513) 476 21 (16)
New originations or purchases 4 153 n/a n/a 153 194 n/a n/a 194
Net repayments 5 25 11 65 101 74 7 57 138
Derecognition of financial assets (excluding
disposals and write-offs) 6 (55) (71) (367) (493) (43) (75) (264) (382)
Changes to risk, parameters, and models 7 (432) 1,204 1,117 1,889 (489) 1,111 771 1,393
Disposals – – – – – – – –
Write-offs – – (1,880) (1,880) – – (1,425) (1,425)
Recoveries – – 319 319 – – 288 288
Foreign exchange and other adjustments 1 4 2 7 13 15 7 35
Balance, including off-balance sheet instruments,
at end of period 947 1,374 378 2,699 988 1,277 312 2,577
Less: Allowance for off-balance sheet instruments 8 243 359 – 602 279 364 – 643
Balance at end of period $ 704 $ 1,015 $ 378 $ 2,097 $ 709 $ 913 $ 312 $ 1,934
Includes allowance for loan losses related to ACI loans.
2

Transfers represent stage transfer movements prior to ECL remeasurement.

3

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3, holding all other factors impacting the change in ECLs constant.

4

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

6

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7

Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking

Information” and “Expert Credit Judgment” sections of Note 2 and Note 3 for further details.

8

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.
9

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the years ended
October 31, 2024 October 31, 2023
Stage 1 Stage 2 Stage 3
1
Total Stage 1 Stage 2 Stage 3 1 Total
Business and Government
2
Balance, including off-balance sheet instruments,
at beginning of period $ 1,319 $ 1,521 $ 470 $ 3,310 $ 1,220 $ 1,417 $ 347 $ 2,984
Provision for credit losses
Transfer to Stage 1 3 266 (265) (1) – 346 (344) (2) –
Transfer to Stage 2 (568) 584 (16) – (570) 583 (13) –
Transfer to Stage 3 (19) (350) 369 – (11) (208) 219 –
Net remeasurement due to transfers into stage 3 (86) 158 13 85 (102) 115 2 15
New originations or purchases 3 1,165 n/a n/a 1,165 1,258 n/a n/a 1,258
Net repayments 3 20 (60) (77) (117) 41 (76) (100) (135)
Derecognition of financial assets (excluding
disposals and write-offs) 3 (683) (611) (297) (1,591) (715) (587) (398) (1,700)
Changes to risk, parameters, and models 3 (271) 917 1,016 1,662 (178) 585 688 1,095
Disposals – – (39) (39) – – – –
Write-offs – – (600) (600) – – (307) (307)
Recoveries – – 64 64 – – 46 46
Foreign exchange and other adjustments 7 43 (49) 1 30 36 (12) 54
Balance, including off-balance sheet instruments,
at end of period 1,150 1,937 853 3,940 1,319 1,521 470 3,310
Less: Allowance for off-balance sheet instruments 4 167 179 11 357 162 150 8 320
Balance at end of period 983 1,758 842 3,583 1,157 1,371 462 2,990
Total Allowance, including

off-balance sheet
instruments, at end of period 2,909 4,675 1,553 9,137 3,149 4,000 1,036 8,185
Less: Total Allowance for

off-balance sheet
instruments 4 439 593 11 1,043 476 565 8 1,049
Total Allowance for Loan Losses

at end of period
$ 2,470 $ 4,082 $ 1,542 $ 8,094 $ 2,673 $ 3,435 $ 1,028 $ 7,136
1

Includes allowance for loan losses related to ACI loans.
2

Includes allowance for loan losses related to customers’ liability under acceptances.
3

For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the

Consolidated Balance Sheet.
The allowance for credit losses on all remaining

financial assets is not significant.
(f)

FORWARD-LOOKING INFORMATION
Relevant macroeconomic factors are incorporated

in risk parameters as appropriate. Additional

risk factors that are industry or segment

specific are also
incorporated, where relevant. The key macroeconomic

variables used in determining ECLs include

regional unemployment rates for all retail

exposures and
regional housing price indices for residential

mortgages and home equity lines of credit.

For business and government loans, the key

macroeconomic variables
include gross domestic product (GDP), unemployment

rates, interest rates, and credit spreads.

Refer to Note 3 for a discussion

of how forward-looking information
is generated and considered in determining

whether there has been a significant increase

in credit risk and in measuring ECLs.
Macroeconomic Variables
Select macroeconomic variables are projected

over the forecast period.
The following table sets out average values

of the macroeconomic variables over the

four
calendar quarters starting with the current

quarter, and the remaining 4-year forecast period for the base forecast and upside and downside scenarios

used in
determining the Bank’s ECLs as at October

31, 2024. As the forecast period increases, information

about the future becomes less readily available

and projections
are anchored on assumptions around structural

relationships between economic parameters

that are inherently much less certain.

Restrictive monetary policy
continues to contribute to elevated economic

uncertainty, particularly in Canada where household debt levels remain elevated, and is likely to continue

to weigh on
near-term economic growth.
Macroeconomic Variables
As at
October 31, 2024
Base Forecast Upside Scenario Downside Scenario
Average Remaining Average Remaining Average Remaining
Q4 2024- 4-year Q4 2024- 4-year Q4 2024- 4-year
Q3 2025 1 period 1 Q3 2025 1 period 1 Q3 2025 1 period 1

Unemployment rate
Canada 6.7% 6.0% 5.7% 5.6% 7.7% 7.3%
United States 4.3 4.0 3.8 3.7 5.4 5.4
Real GDP
Canada 1.7 2.0 2.1 2.2 (0.4) 2.3
United States 1.9 2.1 2.7 2.4 (0.2) 2.4
Home prices
Canada (average existing price) 2 6.0 3.0 8.2 3.4 (7.1) 3.7
United States (CoreLogic HPI) 3 1.3 3.0 4.2 3.8 (8.5) 4.1
Central bank policy interest rate
Canada 3.19 2.27 4.19 2.61 1.69 1.81
United States 3.69 3.00 5.00 3.39 2.81 2.06
U.S. 10-year treasury yield 3.52 3.45 4.49 3.81 3.40 3.34
U.S. 10-year BBB spread (%-pts) 1.75 1.80 1.59 1.76 2.51 2.10
Exchange rate (U.S. dollar/Canadian dollar) $ 0.74 $ 0.75 $ 0.75 $ 0.76 $ 0.71 $ 0.71
Macroeconomic Variables
As at
October 31, 2023
Base Forecast Upside Scenario Downside Scenario
Average Remaining Average Remaining Average Remaining
Q4 2023- 4-year Q4 2023- 4-year Q4 2023- 4-year
Q3 2024 1 period 1 Q3 2024 1 period 1 Q3 2024 1 period 1

Unemployment rate
Canada 6.2% 6.2% 5.6% 5.8% 7.0% 7.1%
United States 4.0 4.1 3.7 3.9 5.0 5.2
Real GDP
Canada 0.7 1.7 0.9 1.7 (0.8) 1.9
United States 1.5 1.7 2.2 1.8 (0.1) 2.0
Home prices
Canada (average existing price) 2 0.1 3.7 3.1 3.0 (9.7) 6.7
United States (CoreLogic HPI) 3 2.5 1.6 3.5 2.1 (8.1) 4.8
Central bank policy interest rate
Canada 4.63 2.39 5.00 2.45 3.75 1.88
United States 5.25 2.94 5.50 2.95 4.25 2.38
U.S. 10-year treasury yield 3.89 3.22 4.21 3.32 3.46 3.17
U.S. 10-year BBB spread (%-pts) 2.18 1.81 1.94 1.78 2.67 2.05
Exchange rate (U.S. dollar/Canadian dollar) $ 0.72 $ 0.79 $ 0.77 $ 0.81 $ 0.71 $ 0.74
The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2

The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3

The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.
(g)

SENSITIVITY OF ALLOWANCE FOR CREDIT LOSSES
ECLs are sensitive to the inputs used in internally

developed models, the macroeconomic variables

in the forward-looking forecasts and respective

probability
weightings in determining the probability-weighted

ECLs, and other factors considered when

applying expert credit judgment. Changes

in these inputs,
assumptions, models, and judgments would

affect the assessment of significant increase in

credit risk and the measurement of ECLs.
The following table presents the base ECL

scenario compared to the probability-weighted

ECLs,

with the latter derived from three ECL

scenarios for performing
loans and off-balance sheet instruments. The difference

reflects the impact of deriving multiple

scenarios around the base ECLs

and resultant change in ECLs due
to non-linearity and sensitivity to using

macroeconomic forecasts.
Change from Base to Probability-Weighted ECLs
(millions of Canadian dollars, except

as noted)
As at
October 31, 2024 October 31, 2023
Probability-weighted ECLs $ 7,584 $ 7,149
Base ECLs 7,185 6,658
Difference – in amount $ 399 $ 491
Difference – in percentage 5.6% 7.4%
ECLs for performing loans and off-balance sheet

instruments consist of an aggregate amount

of Stage 1 and Stage 2 probability-weighted

ECLs which are twelve-
month ECLs and lifetime ECLs,

respectively. Transfers from Stage 1 to Stage 2 ECLs result from a significant increase in credit risk since initial

recognition of the
loan.
The following table shows the estimated

impact of staging on ECLs by presenting

all performing loans and off-balance sheet instruments

calculated using
twelve-month ECLs compared to the current

aggregate probability-weighted ECLs,

holding all risk profiles constant.
Incremental Lifetime ECLs Impact
(millions of Canadian dollars)

As at
October 31, 2024 October 31, 2023
Probability-weighted ECLs $ 7,584 $ 7,149
All performing loans and off-balance sheet instruments

using 12-month ECLs
5,631 5,295
Incremental lifetime ECLs impact $ 1,953 $ 1,854
(h)

FORECLOSED ASSETS
Foreclosed assets are repossessed non-financial

assets where the Bank gains title, ownership,

or possession of individual properties,

such as real estate
properties, which are managed for sale in an

orderly manner with the proceeds used

to reduce or repay any outstanding debt. The Bank

does not generally occupy
foreclosed properties for its business use.

The Bank predominantly relies on third-party

appraisals to determine the carrying value of

foreclosed assets. Foreclosed
assets held for sale were $ 126

million as at October 31, 2024 (October 31, 2023

– $
59

million) and were recorded in Other assets

on the Consolidated Balance
Sheet.
(i)

LOANS PAST DUE BUT NOT IMPAIRED
A loan is classified as past due when a borrower

has failed to make a payment by the

contractual due date.
The following table summarizes loans that are

past
due but not impaired. Loans less than 31 days

contractually past due are excluded as

they do not generally reflect a borrower’s ability

to meet their payment
obligations.
Loans Past Due but not Impaired 1
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
31-60 61-89 31-60 61-89
days days Total days days Total
Residential mortgages $ 443 $ 111 $ 554 $ 286 $ 81 $ 367
Consumer instalment and other personal 983 335 1,318 870 287 1,157
Credit card 375 269 644 359 242 601
Business and government 244 83 327 264 103 367
Total $ 2,045 $ 798 $ 2,843 $ 1,779 $ 713 $ 2,492
Includes loans that are measured at FVOCI.
(j)

MODIFIED FINANCIAL ASSETS
The amortized cost of financial assets

with lifetime allowance that were modified

during the year ended October 31, 2024,

was $
214

million (October 31, 2023 –
$ 389

million) before modification, with insignificant

modification gain or loss. The gross carrying

amount of modified financial assets

for which the loss allowance
changed from lifetime to twelve-month ECLs

during the year ended October 31, 2024 was

insignificant (October 31, 2023 – $
144

million).
(k)

COLLATERAL
As at October 31, 2024, the collateral held against

total gross impaired loans represents
82% (October 31, 2023 – 77%) of total gross impaired loans. The fair value of non-financial collateral is determined

at the origination date of the loan. A revaluation

of non-financial collateral is performed if

there has been a significant
change in the terms and conditions of the loan

and/or the loan is considered impaired.

Management considers the nature of the collateral,

seniority ranking of the
debt, and loan structure in assessing the

value of collateral. These estimated cash

flows are reviewed at least annually, or more frequently when new information
indicates a change in the timing or amount expected

to be received.